Commitments and Contingencies Warranty Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warranty Expense	$ 49,851	$ 38,579	$ 15,409